GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in the carrying amount of goodwill
Balance at beginning of year	$ 89,961	$ 90,953
Goodwill acquired during year (note 5)	31,107
Goodwill allocated to discontinued operations (note 6)	(25,956)
Foreign currency translation adjustments	2,849	(992)
Balance at end of year	$ 97,961	$ 89,961